Restructuring Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Crew reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1.5		$ 4.6
Restructuring costs incurred to date			$ 4.7
Contract termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 2.7
Restructuring costs incurred to date	1.5	2.7
FPSO Segment
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities accrued	$ 1.5	$ 0.4